Driehaus Active Income Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 14.54%
Computers — 1.89%
McAfee LLC
9.44% (3-Month USD Libor+850 basis points), 9/28/25[1,2]	$2,463,636	$2,340,455
Distribution/Wholesale — 1.32%
Fossil Group, Inc.
8.99% (1-Month USD Libor+800 basis points), 9/26/24[1,2]	1,948,718	1,635,705
Food — 3.01%
Bellring Brands LLC
6.61% (1-Month USD Libor+500 basis points), 10/21/24[1,2]	3,950,000	3,722,875
Healthcare - Services — 0.19%
Heartland Dental LLC
4.74% (3-Month USD Libor+375 basis points), 4/30/25[1,2]	304,017	237,893
Insurance — 1.97%
Asurion LLC
7.49% (3-Month USD Libor+650 basis points), 8/4/25[1,2]	2,628,049	2,435,873
Internet — 0.21%
Hoya Midco LLC
5.10% (3-Month USD Libor+350 basis points), 6/30/24[1,2]	345,094	259,395
Investment Companies — 2.85%
Larchmont Resources LLC
8.89% (3-Month USD Libor+700 basis point Cash, 3-Month USD Libor+900 basis point PIK)	5,884,140	3,530,484
Software — 3.10%
Blackboard, Inc.
7.74% (1-Month USD Libor+600 basis points), 6/30/24[1,2]	2,487,500	2,226,312
Cerence, Inc.
7.51% (1-Month USD Libor+600 basis points), 10/1/24[1,2]	1,773,750	1,614,113
		3,840,425
Total BANK LOANS
(Cost $21,296,000)		18,003,105

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 57.41%
Aerospace & Defense — 1.01%
Bombardier, Inc. (Canada)
8.75%, 12/1/21[4,5]	$1,500,000	$1,248,750
Agriculture — 1.33%
Vector Group Ltd.
6.13%, 2/1/25[4,6]	1,810,000	1,643,141
Banks — 5.49%
JPMorgan Chase & Co.
5.24% (3-Month USD Libor+347 basis points), 12/29/49[2,7,8]	2,915,000	2,603,459
USB Realty Corp.
2.98% (3-Month USD Libor+115 basis points), 1/15/62[2,4,7,8]	5,335,000	4,187,975
		6,791,434
Beverages — 0.98%
Cott Holdings, Inc.
5.50%, 4/1/25[4]	1,250,000	1,212,500
Chemicals — 2.05%
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/23[4,6]	3,160,000	2,533,372
Commercial Services — 1.36%
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 4/15/22[4]	1,809,000	1,683,124
Computers — 1.38%
NCR Corp.
6.37%, 12/15/23[6]	1,750,000	1,707,901
Cosmetics/Personal Care — 4.59%
Avon International Operations, Inc.
7.87%, 8/15/22[4,6]	4,136,000	3,737,083
Avon Products, Inc. (United Kingdom)
8.95%, 3/15/43[5]	2,250,000	1,942,965
		5,680,048
Diversified Financial Services — 1.35%
ILFC E-Capital Trust I
3.33%, 12/21/65[4,8,9]	1,906,000	871,995
ILFC E-Capital Trust I
3.33%, 12/21/65[8,10]	1,750,000	800,625
		1,672,620
Energy-Alternate Sources — 0.78%
Enviva Partners LP / Enviva
Partners Finance Corp.
6.50%, 1/15/26[4]	1,000,000	964,500

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Entertainment — 1.47%
Lions Gate Capital Holdings LLC
6.38%, 2/1/24[4,6]	$2,070,000	$1,816,425
Insurance — 1.05%
Acrisure LLC / Acrisure Finance, Inc.
8.13%, 2/15/24[4,6]	1,318,000	1,294,935
Internet — 4.47%
EIG Investors Corp.
10.88%, 2/1/24[6]	4,160,000	3,569,800
Uber Technologies, Inc.
7.50%, 11/1/23[4]	2,000,000	1,960,000
		5,529,800
Investment Companies — 2.23%
Compass Group Diversified Holdings LLC
8.00%, 5/1/26[4]	1,118,000	1,061,867
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	1,851,000	1,697,756
		2,759,623
Iron/Steel — 1.29%
AK Steel Corp.
7.63%, 10/1/21[6]	1,775,000	1,598,979
Media — 6.10%
Cumulus Media New Holdings, Inc.
6.75%, 7/1/26[4]	1,600,000	1,401,448
GCI LLC
6.88%, 4/15/25	1,000,000	980,000
iHeartCommunications, Inc.
8.37%, 5/1/27	1,200,000	1,024,500
LCPR Senior Secured Financing DAC (Ireland)
6.75%, 10/15/27[4,5]	2,750,000	2,711,897
Townsquare Media, Inc.
6.50%, 4/1/23[4]	1,500,000	1,429,219
		7,547,064
Mining — 0.18%
Compass Minerals International, Inc.
6.75%, 12/1/27[4]	250,000	225,687
Miscellaneous Manufacturing — 1.94%
LSB Industries, Inc.
9.63%, 5/1/23[4,6]	3,000,000	2,403,750
Oil & Gas — 2.56%
Transocean Pontus Ltd. (Cayman Islands)
6.13%, 8/1/25[4,5,6]	3,966,250	3,166,626

	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas Services — 1.28%
Archrock Partners LP / Archrock Partners Finance Corp.
6.87%, 4/1/27[4]	$2,000,000	$1,420,200
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 4/1/28[4]	250,000	171,562
		1,591,762
Pharmaceuticals — 1.88%
HLF Financing Sarl LLC / Herbalife International, Inc.
7.25%, 8/15/26[4,6]	2,745,000	2,333,250
Telecommunications — 8.84%
Cincinnati Bell, Inc.
7.00%, 7/15/24[4]	1,000,000	1,006,250
Consolidated Communications, Inc.
6.50%, 10/1/22[6]	6,451,000	5,620,433
Front Range BidCo, Inc.
4.00%, 3/1/27[4]	250,000	239,844
Front Range BidCo, Inc.
6.13%, 3/1/28[4]	250,000	234,844
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.
9.87%, 5/1/24[4]	2,000,000	1,580,000
HC2 Holdings, Inc.
11.50%, 12/1/21[4,6]	872,000	819,680
Plantronics, Inc.
5.50%, 5/31/23[4]	2,000,000	1,445,500
		10,946,551
Transportation — 1.49%
Cargo Aircraft Management, Inc.
4.75%, 2/1/28[4]	2,000,000	1,850,000
Trucking & Leasing — 2.31%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22[4,6]	3,070,000	2,858,937
Total CORPORATE BONDS
(Cost $83,283,649)		71,060,779

COMMON STOCKS — 0.20%
Software — 0.00%
Avaya Holdings Corp.*	45	364

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 0.20%
Consolidated Communications Holdings, Inc	53,265	$242,356
Total COMMON STOCKS
(Cost $240,996)		242,720

CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B
5.25%, 3/6/34*,11,12,13	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C
6.25%, 12/15/12*,11,12,13	11,790,650	—
		—
Total CONVERTIBLE PREFERRED STOCKS
(Cost $—)		—

PREFERRED STOCKS — 1.56%
Banks — 1.56%
GMAC Capital Trust I
7.48% (3-Month USD Libor+579 basis points), 2/15/40[6,8]	93,866	1,925,192
Total PREFERRED STOCKS
(Cost $2,450,787)		1,925,192
PRIVATE STOCK — 0.09%
Investment Companies — 0.09%
Larchmont Resources LLC*,11,13	7,824	117,360
Total PRIVATE STOCK
(Cost $977,968)		117,360
TOTAL INVESTMENTS
(Cost $108,249,400)	73.80%	$91,349,156
Other Assets less Liabilities	26.20%	32,429,826
Net Assets	100.00%	$123,778,982

INVESTMENT SECURITIES SOLD SHORT — (2.69)%
CORPORATE BONDS — (1.32)%
Healthcare - Services — (0.95)%
Hadrian Merger Sub, Inc.
8.50%, 5/1/26[4]	$(1,340,000)	(1,183,108)

	Shares, Principal Amount, or Number of Contracts	Value
Software — (0.37)%
Blackboard, Inc.
10.38%, 11/15/24[4]	$(500,000)	$(455,000)
Total CORPORATE BONDS
(Proceeds $1,768,007)		(1,638,108)

COMMON STOCKS — (1.37)%
Agriculture — (0.22)%
Vector Group Ltd.	(28,500)	(268,470)
Beverages — (0.16)%
Primo Water Corp.	(22,000)	(199,320)
Computers — (0.08)%
NCR Corp.*	(5,500)	(97,350)
Distribution/Wholesale — (0.24)%
Fossil Group, Inc.*	(90,500)	(297,745)
Diversified Financial Services — (0.16)%
AerCap Holdings NV (Ireland)*,5	(8,633)	(196,746)
Entertainment — (0.12)%
Lions Gate Entertainment Corp.*	(25,000)	(152,000)
Investment Companies — (0.11)%
Compass Diversified Holdings	(10,000)	(134,000)
Iron/Steel — (0.04)%
Cleveland-Cliffs, Inc.	(12,000)	(47,400)
Pharmaceuticals — (0.14)%
Herbalife Nutrition Ltd.*	(6,000)	(174,960)
Telecommunications — (0.10)%
Plantronics, Inc.	(12,500)	(125,750)
Total COMMON STOCKS
(Proceeds $2,282,014)		(1,693,741)
TOTAL INVESTMENT SECURITIES SOLD SHORT
(Proceeds $4,050,021)	(2.69)%	$(3,331,849)

USD Libor – U.S. Dollar London Interbank Offered Rate.

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2020 (unaudited)

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at March 31, 2020. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[2]	Floating rate security. Rates disclosed as of March 31, 2020.

[3]	Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable separate rates of such payments are disclosed.

[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $47,876,253, which represents 39% of Net Assets.

[5]	Foreign security denominated in U.S. dollars and traded in the U.S.

[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[7]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

[8]	Variable rate security. Rates disclosed as of March 31, 2020.

[9]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.

[10]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 14.5%.

[11]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.

[12]	Security is in default.

[13]	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2020 (unaudited)

FUTURES CONTRACTS

Counterparty	Futures Contracts	Number of Contracts (Short)	Expiration Date	Notional Amount	Value at March 31, 2020	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	S&P 500 E-Mini	(25)	June 19, 2020	$(3,727,328)	$(3,212,125)	$515,203
Goldman Sachs	U.S. 5 Year Treasury Note	(36)	June 30, 2020	(4,364,919)	(4,512,938)	(148,019)
Goldman Sachs	U.S. 10 Year Treasury Note	(22)	June 19, 2020	(2,915,990)	(3,051,125)	(135,135)
Goldman Sachs	U.S. Treasury Long Bond	(5)	June 19, 2020	(828,660)	(895,312)	(66,652)

TOTAL FUTURES CONTRACTS				$(11,836,897)	$(11,671,500)	$165,397

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 7.34%
Distribution/Wholesale — 2.51%
Fossil Group, Inc.
8.99% (1-Month USD Libor+800 basis points), 9/26/24[1,2]	$2,232,744	$1,874,109
Insurance — 2.86%
Asurion LLC
7.49% (3-Month USD Libor+650 basis points), 8/4/25[1,2]	2,300,000	2,131,813
Media — 0.48%
NEP Group, Inc.
8.64% (3-Month USD Libor+700 basis points), 10/19/26[1,2]	699,676	358,584
Software — 1.49%
Cerence, Inc.
7.52% (1-Month USD Libor+600 basis points), 10/1/24[1,2]	1,222,500	1,112,475
Total BANK LOANS
(Cost $6,204,013)		5,476,981

CORPORATE BONDS — 22.91%
Agriculture — 1.25%
Vector Group Ltd.
6.12%, 2/1/25[3,4]	1,031,000	935,955
Banks — 5.29%
JPMorgan Chase & Co.
5.24% (3-Month USD Libor+347 basis points), 12/29/49[5,6]	2,550,000	2,277,469
USB Realty Corp.
2.98% (3-Month USD Libor+115 basis points), 1/15/62[3,4,5,6]	2,128,000	1,670,480
		3,947,949
Cosmetics/Personal Care — 2.32%
Avon Products, Inc. (United Kingdom)
8.95%, 3/15/43[7]	2,000,000	1,727,080
Diversified Financial Services — 1.39%
ILFC E-Capital Trust I
3.33%, 12/21/65[3,4,6,8]	2,269,000	1,038,067
Internet — 2.44%
EIG Investors Corp.
10.88%, 2/1/24[4]	1,689,000	1,449,373

	Shares, Principal Amount, or Number of Contracts	Value
Uber Technologies, Inc.
7.50%, 11/1/23[3]	$380,000	$372,400
		1,821,773
Lodging — 1.20%
Arrow Bidco LLC
9.50%, 3/15/24[3,4]	1,985,000	893,250
Oil & Gas — 1.03%
Transocean Pontus Ltd. (Cayman Islands)
6.13%, 8/1/25[3,7]	964,425	769,990
Oil & Gas Services — 0.43%
Archrock Partners LP / Archrock Partners Finance Corp.
6.87%, 4/1/27[3]	450,000	319,545
Pharmaceuticals — 0.43%
HLF Financing Sarl LLC / Herbalife International, Inc.
7.25%, 8/15/26[3]	373,000	317,050
Telecommunications — 7.13%
Consolidated Communications, Inc.
6.50%, 10/1/22	3,377,000	2,942,211
HC2 Holdings, Inc.
11.50%, 12/1/21[3,4]	2,526,500	2,374,910
		5,317,121
Total CORPORATE BONDS
(Cost $20,231,847)		17,087,780

CONVERTIBLE CORPORATE BONDS — 2.59%
Pharmaceuticals — 1.22%
Cytokinetics, Inc.
4.00%, 11/15/26[4]	700,000	913,659
Telecommunications — 1.37%
Gogo, Inc.
6.00%, 5/15/22[4]	1,490,000	1,020,650
Total CONVERTIBLE CORPORATE BONDS
(Cost $2,252,435)		1,934,309

COMMON STOCKS — 47.54%
Advertising — 0.20%
Clear Channel Outdoor
Holdings, Inc.*,4	232,972	149,102
Banks — 1.26%
HarborOne Bancorp, Inc.*	124,593	938,185
Biotechnology — 6.70%
Argenx SE ADR
(Netherlands)*,4,7	10,216	1,345,754

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Black Diamond Therapeutics, Inc.*	23,789	$593,535
Forty Seven, Inc.*	16,500	1,574,430
Ideaya Biosciences, Inc.*	150,637	620,624
Orchard Therapeutics plc ADR (United Kingdom)*	114,475	861,997
		4,996,340
Computers — 1.49%
ForeScout Technologies, Inc.*	35,144	1,110,199
Electric — 0.76%
Vistra Energy Corp.	35,585	567,937
Healthcare - Products — 2.10%
Alphatec Holdings, Inc.*	70,016	241,555
SeaSpine Holdings Corp.*	76,720	626,802
SI-BONE, Inc.*,4	58,289	696,554
		1,564,911
Healthcare - Services — 0.63%
Vapotherm, Inc.*	25,141	473,405
Holding Companies-Diversified — 9.27%
Acamar Partners Acquisition Corp.*	32,742	322,509
Experience Investment Corp., Class A*	112,620	1,089,035
Flying Eagle Acquisition Corp.*,4	116,580	1,162,303
Gores Holdings IV, Inc.*,4	100,000	1,007,000
Haymaker Acquisition Corp. II, Class A*	136,084	1,332,262
Healthcare Merger Corp., Class A*	140,000	1,379,000
Professional Holding Corp., Class A*	19,220	306,559
Stable Road Acquisition Corp., Class A*	32,706	318,884
		6,917,552
Insurance — 3.27%
FGL Holdings (Bermuda)[4]	248,950	2,439,710
Lodging — 0.95%
Caesars Entertainment Corp.*,4	104,682	707,650
Pharmaceuticals — 16.41%
AdaptHealth Corp.*,9	96,000	1,536,000
Allergan PLC	19,222	3,404,216
Ascendis Pharma A/S ADR (Denmark)*,4	7,302	822,278
Bioxcel Therapeutics, Inc.*	13,454	300,697
Cytokinetics, Inc.*,4	153,763	1,812,866
IMARA, Inc.*	21,933	351,586
Merus NV (Netherlands)*,9	88,356	1,069,108

	Shares, Principal Amount, or Number of Contracts	Value
MyoKardia, Inc.*,4	32,749	$1,535,273
Odonate Therapeutics, Inc.*,4	41,903	1,156,942
Sutro Biopharma, Inc.*	16,946	172,849
Trevi Therapeutics, Inc.*,9	22,499	74,022
		12,235,837
Retail — 1.46%
Tiffany & Co.	8,419	1,090,260
Savings & Loans — 1.48%
Waterstone Financial, Inc.	75,983	1,104,793
Telecommunications — 1.23%
Consolidated Communications Holdings, Inc.[4]	161,919	736,732
HC2 Holdings, Inc.*,4	116,095	179,947
		916,679
Trucking & Leasing — 0.33%
Fortress Transportation & Infrastructure Investors LLC.	29,891	245,106
Total COMMON STOCKS
(Cost $39,471,962)		35,457,666

CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B
5.25%, 3/6/34*,9,10,11	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C
7.25%, 4/15/41*,9,10,11	162,750	—
		—
Total CONVERTIBLE PREFERRED STOCKS
(Cost $1,877)		—

PREFERRED STOCKS — 1.40%
Banks — 1.40%
GMAC Capital Trust I
7.48% (3-Month USD Libor+578 basis points), 2/15/40[6]	50,818	1,042,277
Total PREFERRED STOCKS
(Cost $918,985)		1,042,277

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PRIVATE PREFERRED STOCK — 1.56%
Biotechnology — 1.56%
14ner Oncology, Inc. Private Equity[9,11]	1,550,000	$1,162,500
Total PRIVATE PREFERRED STOCK
(Cost $1,550,000)		1,162,500
WARRANTS — 0.50%
AdaptHealth Corp.*	69,352	305,149
Healthcare Merger Corp.*	70,000	65,730
X4 Pharmaceuticals, Inc.*,11	5,547	—
Total WARRANTS
(Cost $121,220)		370,879
TOTAL INVESTMENTS
(Cost $70,752,339)	83.84%	$62,532,392
Other Assets less Liabilities	16.16%	12,052,157
Net Assets	100.00%	$74,584,549
INVESTMENT SECURITIES SOLD SHORT — (19.66)%
CORPORATE BONDS — (0.68)%
Healthcare - Services — (0.68)%
Hadrian Merger Sub, Inc.
8.50%, 5/1/26[3]	$(575,000)	(507,677)
Total CORPORATE BONDS
(Proceeds $550,247)		(507,677)

COMMON STOCKS — (2.93)%
Agriculture — (0.07)%
Vector Group Ltd.	(5,278)	(49,719)
Distribution/Wholesale — (0.25)%
Fossil Group, Inc.*	(58,000)	(190,820)
Diversified Financial Services — (0.15)%
AerCap Holdings NV (Ireland)*,7	(5,036)	(114,770)
Entertainment — (0.18)%
Eldorado Resorts, Inc.*	(9,385)	(135,144)
Insurance — (0.58)%
Fidelity National Financial, Inc.	(17,289)	(430,150)
Pharmaceuticals — (1.70)%
AbbVie, Inc.	(16,645)	(1,268,183)
Total COMMON STOCKS
(Proceeds $2,613,582)		(2,188,786)
EXCHANGE-TRADED FUNDS — (16.05)%
iShares Nasdaq Biotechnology
ETF	(32,760)	(3,529,563)
SPDR S&P Biotech ETF	(87,780)	(6,797,683)

	Shares, Principal Amount, or Number of Contracts	Value
SPDR S&P Regional Banking ETF	$(50,383)	$(1,641,982)
Total
EXCHANGE-TRADED FUNDS
(Proceeds $12,461,827)		(11,969,228)
TOTAL INVESTMENT SECURITIES SOLD SHORT
(Proceeds $15,625,656)	(19.66)%	$(14,665,691)

ADR – American Depositary Receipt

USD Libor – U.S. Dollar London Interbank Offered Rate.

*	Non-income producing security.

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at March 31, 2020. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Floating rate security. Rates disclosed as of March 31, 2020.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of theses securities is $8,183,970, which represents 11% of Net Assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of March 31, 2020.
[7]	Foreign security denominated in U.S. dollars and traded in the U.S.
[8]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[9]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[10]	Security is in default.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2020 (unaudited)

[11]	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Opportunities Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
SOVEREIGN BONDS — 21.36%
Brazil — 2.64%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/1/29[1]	$850,000	[1]	$190,569
Brazilian Government International Bond
4.62%, 1/13/28[2]	500,000		530,791
			721,360
China — 1.63%
China Government Bond
3.20%, 3/16/24[1]	1,200,000	[1]	175,550
China Government Bond
3.54%, 8/16/28[1]	1,800,000	[1]	271,376
			446,926
Czech Republic — 2.56%
Czech Republic Government Bond
4.70%, 9/12/22[1]	16,000,000	[1]	700,985
Egypt — 2.70%
Egypt Government Bond
17.00%, 4/3/22[1]	6,500,000	[1]	423,258
Egypt Government International Bond
8.70%, 3/1/49[2]	380,000		314,432
			737,690
Indonesia — 0.79%
Indonesia Treasury Bond
8.37%, 9/15/26[1]	3,400,000,000	[1]	215,550
Malaysia — 1.23%
Malaysia Government Bond
3.89%, 8/15/29[1]	1,400,000	[1]	337,383
Mexico — 3.62%
Mexican Bonos
8.50%, 11/18/38[1]	163,000	[1]	726,259
Mexico Government International Bond
4.50%, 4/22/29[2]	260,000		265,236
			991,495
Peru — 2.42%
Peruvian Government International Bond
6.95%, 8/12/31[1]	2,000,000	[1]	661,259
South Africa — 0.88%
Republic of South Africa Government Bond
8.50%, 1/31/37[1]	5,900,000	[1]	239,922

	Shares, Principal Amount, or Number of Contracts	Value
Turkey — 1.73%
Turkey Government International Bond
7.62%, 4/26/29[2]	$500,000	$474,944
Ukraine — 1.16%
Ukraine Government International Bond
7.38%, 9/25/32[2]	350,000	316,317
Total SOVEREIGN BONDS
(Cost $6,360,969)		5,843,831

EQUITY SECURITIES — 68.92%
Argentina — 1.16%
Globant SA*,2,3	1,631	143,332
MercadoLibre, Inc.*,3	358	174,912
		318,244
Brazil — 3.10%
BR Properties SA*	85,326	150,418
LOG Commercial Properties e Participacoes SA	65,796	277,310
Magazine Luiza SA	32,923	247,044
StoneCo, Ltd. - A*,2,3	7,927	172,571
		847,343
Chile — 0.41%
Sociedad Quimica y Minera de Chile SA - ADR[2]	5,003	112,818
China — 28.03%
AIA Group, Ltd.	37,725	337,812
Alibaba Group Holding, Ltd. - SP ADR*,2,3	4,463	867,964
Alibaba Health Information Technology, Ltd.*	122,000	200,483
BGI Genomics Co., Ltd. - A	15,900	187,627
China International Capital Corp. Ltd. - H4	193,200	309,213
China Merchants Bank Co., Ltd. - H	45,500	203,555
Innovent Biologics, Inc.*,4	79,000	329,638
JD.com, Inc. - ADR*,2,3	6,492	262,926
Jinxin Fertility Group, Ltd.*,4	116,000	127,078
Li Ning Co., Ltd	80,688	232,129
Luxshare Precision Industry Co., Ltd.	31,738	168,296
Meituan Dianping- B*	18,081	215,547
MTR Corp., Ltd.	66,287	340,955
Ping An Healthcare and Technology Co., Ltd.*,4	43,627	401,709
Ping An Insurance Group Co. of China, Ltd. - H	42,667	416,694

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Opportunities Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Shenzhou International Group Holdings, Ltd.	25,468	$267,159
Sun Art Retail Group, Ltd.	318,000	467,816
Tencent Holdings, Ltd.	29,335	1,449,950
Wuxi Biologics Cayman, Inc.*,4	20,500	261,718
Wuxi Lead Intelligent Equipment Co., Ltd. - A	29,300	153,075
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. - A	10,629	184,680
ZTO Express Cayman, Inc. - ADR*,2,3	10,680	282,806
		7,668,830
France — 1.01%
L’Oreal SA	1,063	275,116
Hungary — 0.69%
OTP Bank Nyrt PLC	6,527	187,223
India — 6.23%
HDFC Bank, Ltd. - ADR[2,3]	7,673	295,104
Hindustan Unilever, Ltd.	15,386	466,611
Housing Development Finance Corp., Ltd.	5,905	127,455
ICICI Bank, Ltd. - SP ADR[2,3]	38,075	323,637
Reliance Industries, Ltd.	18,039	263,049
Tech Mahindra, Ltd.	30,614	228,042
		1,703,898
Indonesia — 1.03%
PT Bank Central Asia Tbk	167,449	282,138
Mexico — 1.51%
Fibra Uno Administracion SA de CV	263,207	206,260
Wal-Mart de Mexico SAB de CV	88,185	207,243
		413,503
Netherlands — 0.84%
ASML Holding NV	874	230,400
Philippines — 0.41%
BDO Unibank, Inc.	55,240	111,667
Poland — 1.43%
CD Projekt SA	5,114	352,204
Dino Polska SA*,4	1,021	39,716
		391,920
Russia — 3.60%
LUKOIL PJSC - ADR[2]	4,298	253,289
MMC Norilsk Nickel PJSC - ADR[2]	15,084	373,635

	Shares, Principal Amount, or Number of Contracts	Value
Sberbank of Russia PJSC - SP ADR[2]	17,140	$161,455
Yandex NV - A*,2,3	5,777	196,707
		985,086
Singapore — 3.09%
Sea, Ltd. - ADR*,2,3	8,503	376,768
Singapore Exchange, Ltd.	72,800	468,847
		845,615
Slovenia — 0.68%
Nova Ljubljanska Banka dd GDR	22,452	184,687
South Africa — 1.28%
Capitec Bank Holdings, Ltd.	1,650	81,163
Clicks Group, Ltd.	6,551	94,423
Sibanye Stillwater, Ltd.*	139,269	175,746
		351,332
South Korea — 5.68%
KB Financial Group, Inc.	3,746	105,353
Macquarie Korea Infrastructure Fund	38,196	339,208
NICE Information Service Co., Ltd.	10,449	112,588
Samsung Electro-Mechanics Co., Ltd.	2,019	159,983
Samsung Electronics Co., Ltd.	16,314	634,313
SK Hynix, Inc.	2,975	201,122
		1,552,567
Taiwan — 6.83%
Accton Technology Corp.	51,705	276,652
Genius Electronic Optical Co., Ltd.	10,000	135,264
Kindom Development Co., Ltd.	365,000	274,612
Parade Technologies, Ltd.	11,000	232,493
Taiwan Semiconductor Manufacturing Co., Ltd.	105,445	949,249
		1,868,270
Thailand — 0.70%
Tisco Financial Group PCL - NVDR	90,191	192,202
United Arab Emirates — 0.49%
Network International Holdings PLC*,4	27,486	133,647

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Opportunities Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
United States — 0.72%
NVIDIA Corp.[3]	748	$197,173
Total EQUITY SECURITIES
(Cost $17,472,027)		18,853,679
TOTAL INVESTMENTS
(Cost $23,832,996)	90.28%	24,697,510
Other Assets less Liabilities	9.72%	2,660,057
Net Assets	100.00%	$27,357,567

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

SP ADR – Sponsored American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security, par value shown in local currency.
[2]	Foreign security denominated in U.S. dollars and traded in the U.S.
[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of theses securities is $1,602,719, which represents 6% of Net Assets.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Opportunities Fund

Schedule of Investments

March 31, 2020 (Unaudited)

OTC SWAP CONTRACTS

Counterparty	Notional Amount	Fixed Rate	Floating Rate Index	Payment Frequency	Expiration Date	Value/ Unrealized Appreciation/ (Depreciation)
Morgan Stanley
	RUB 800,000,000	7.00%[1]	3-Months RUB MOSKP3[1]	Quarterly	3/26/2021	4,037

TOTAL OTC SWAP CONTRACTS						$4,037

[1]	Fund Pays the floating rate and receives the fixed rate.

RUB - Russian Ruble

MOSKP3 - NFEA MosPrime 3 Month Rate

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited)

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The three series (“Funds” or each a “Fund”) included in this report are as follows: the Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Event Driven Fund (the “Event Driven Fund”) commenced operations on August 26, 2013, following a tax-free exchange with the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles. The Driehaus Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) commenced operations on April 10, 2017, after succeeding to the assets of the Driehaus Emerging Markets Dividend Growth Fund, L.P. The transaction was structured to be a tax-free exchange and the cost basis and holding period of the underlying securities were carried over to the Emerging Markets Opportunities Fund. Prior to January 29, 2020 the Emerging Markets Opportunities Fund was known as the Driehaus Multi-Asset Growth Economies Fund. The Emerging Markets Opportunities Fund seeks to maximize total return.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Cash is held at U.S. financial institutions, and at times, may exceed the amount insured by the U.S. Federal Deposit Insurance Corporation. The Funds consider highly liquid investments, with maturities of ninety days or less when purchased to be cash equivalents, and such investments may include money market mutual fund investments. All such investments are categorized in Level 1 of the fair value hierarchy.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for Emerging Markets Opportunities Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices for active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$18,003,105	$-	$18,003,105
Common Stocks	242,720	-	-	242,720
Convertible Preferred Stocks
Auto Manufacturers	-	-	0	0
Corporate Bonds	-	71,060,779	-	71,060,779
Preferred Stock	1,925,192	-	-	1,925,192
Private Stock
Investment Companies	-	-	117,360	117,360
Total	$2,167,912	$89,063,884	$117,360	$91,349,156

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short	$(1,693,741)	$-	$-	$(1,693,741)
Corporate Bonds Sold Short	-	(1,638,108)	-	(1,638,108)
Total	$(1,693,741)	$(1,638,108)	$-	$(3,331,849)

Other Financial Instruments*
Futures Contracts	$165,397	$-	$-	$165,397
Total Other Financial Instruments	$165,397	$-	$-	$165,397

___________

* Other financial instruments are futures contracts, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2019	$1,173,600
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(1,056,240)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of March 31, 2020	$117,360

As of March 31, 2020, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Larchmont Resources LLC private stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. The common stock investment in Larchmont Resources LLC has been valued using an unadjusted third-party pricing vendor quote. On December 17, 2019, the valuation technique for the Larchmont Resources LLC investment was changed from a securities dealer broker quote approach to a recovery analysis approach performed by an oil and gas broker. This change was implemented because the security had not traded and management became aware of new information while conducting its on-going valuation assessment. There were no transfers into or out of Level 3 during the period ended March 31, 2020. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2020:

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

Financial Assets	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible Preferred Stock	$-	Cash available in relation to claim	Estimated recovery	$-
Private Stock	$117,360	Recovery analysis	N/A	N/A

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$5,476,981	$-	$5,476,981
Common Stocks	35,457,666	-	-	35,457,666
Convertible Corporate Bonds	-	1,934,309	-	1,934,309
Convertible Preferred Stocks
Auto Manufacturers	-	-	0	0
Corporate Bonds	-	17,087,780	-	17,087,780
Preferred Stocks	1,042,277	-	-	1,042,277
Private Preferred Stocks	-	-	1,162,500	1,162,500
Warrants	370,879	-	0	370,879
Total	$36,870,822	$24,499,070	$1,162,500	$62,532,392

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short	$(2,188,786)	$-	$-	$(2,188,786)
Corporate Bonds Sold Short	-	(507,677)	-	(507,677)
Exchange-Traded Funds Sold Short	(11,969,228)	-	-	(11,969,228)
Total	$(14,158,014)	$(507,677)	$-	$(14,655,691)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2019	$412,500
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	250,000
Purchases	1,000,000
Sales	-
Transfers in and/or out of Level 3	-
Balance as of March 31, 2020	$1,162,500

As of March 31, 2020, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, X4 Pharmaceuticals, Inc. warrant contracts and 14ner Oncology, Inc. private preferred stock. The General Motors Corp. senior convertible preferred stock was valued in the same manner described for the Active Income Fund. X4 Pharmaceuticals, Inc. warrants were valued at $0 due to low trading volumes of the warrant contracts and the value of the underlying X4 Pharmaceuticals, Inc. common equity. The 14ner Oncology, Inc. private preferred stock was valued using a market approach as adjusted based upon an assessment of the probability assigned to a successful regulatory outcome. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2020:

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

Financial Assets	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Inputs	Weighted Average Input
Convertible Preferred Stock	$-	Cash available in relation to claim	Estimated recovery	$-
Private Preferred Stock	$1,162,500	Market approach discounted for regulatory milestones	Probability of achieving regulatory milestones	75%
Warrant	$-	Market approach	Intrinsic value	$-

The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of March 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Brazil	$-	$721,360	$-	$721,360
China	-	446,926	-	446,926
Czech Republic	-	700,985		700,985
Egypt	-	737,690	-	737,690
Indonesia	-	215,550	-	215,550
Malaysia	-	337,383	-	337,383
Mexico	-	991,495	-	991,495
Peru	-	661,259	-	661,259
South Africa	-	239,922	-	239,922
Turkey	-	474,944	-	474,944
Ukraine	-	316,317	-	316,317
Equity Securities
Argentina	318,244	-	-	318,244
Brazil	847,343	-	-	847,343
Chile	112,818	-	-	112,818
China	1,413,696	6,255,134	-	7,668,830
France	-	275,116	-	275,116
Hungary	-	187,223	-	187,223
India	618,741	1,085,157	-	1,703,898
Indonesia	-	282,138	-	282,138
Mexico	413,503	-	-	413,503
Netherlands	-	230,400	-	230,400
Philippines	-	111,667	-	111,667
Poland	-	391,920	-	391,920
Russia	196,707	788,379	-	985,086
Singapore	376,768	468,847	-	845,615
Slovenia	-	184,687	-	184,687
South Africa	175,746	175,586	-	351,332
South Korea	-	1,552,567	-	1,552,567

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

Assets (continued)	Level 1	Level 2	Level 3	Total
Taiwan	-	1,868,270	-	1,868,270
Thailand	-	192,202	-	192,202
United Arab Emirates	-	133,647	-	133,647
United States	197,173	-	-	197,173
Total	$4,670,739	$20,026,771	$-	$24,697,510

Other Financial Instruments*
OTC Interest Rate Swaps - Asset	$-	$4,037	$-	$4,037
Total Other Financial Instruments	$-	$4,037	$-	$4,037

_____________

*	Other financial instruments are swap contracts, which are detailed in the Schedule of Investments.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security by purchasing it at market price at the time of replacement. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Each Fund is obligated to pay any dividends or interest due on securities sold short.

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. At March 31, 2020, the Funds had no portfolio hedges.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Securities Transactions and Income

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2020, the Funds had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At March 31, 2020, the Funds had no such outstanding senior loan participation commitments.

The Event Driven Fund may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. At March 31, 2020, the Driehaus Event Driven Fund had no outstanding commitments to make additional investments in portfolio companies.

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

B.	INVESTMENTS IN DERIVATIVES

Each Fund uses derivative instruments such as swaps, futures, options, swaptions and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2020 through March 31, 2020, the Active Income Fund primarily utilized: 1) futures to hedge its interest rate and/or commodity risk and manage volatility; and 2) options to hedge downside risk and manage volatility. During the period January 1, 2020 through March 31, 2020, the Event Driven Fund primarily utilized: 1) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2020 through March 31, 2020, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 3) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 4) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members — generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The Funds held no credit default swaps at March 31, 2020.

Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2020, the Emerging Markets Opportunities Fund had outstanding swap contracts as listed on the Schedule of Investments. The Active Income Fund and Event Driven Fund had no outstanding swap contracts at March 31, 2020.

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contract against default. As of March 31, 2020, the Active Income Fund had outstanding futures contracts as listed in the Schedule of Investments. The Event Driven Fund and Emerging Markets Opportunities Fund had no outstanding futures contracts at March 31, 2020.

Options Contracts

The Funds may use options contracts to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. The Funds had no outstanding options at March 31, 2020.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Funds had no outstanding swaptions at March 31, 2020.

Forward Foreign Currency Contracts

The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. The Funds had no outstanding forward foreign currency contracts at March 31, 2020.

Driehaus Mutual Funds

Notes to Schedule of Investments (unaudited) – (Continued)

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement. The Funds had no outstanding equity certificates at March 31, 2020.

C.	FEDERAL INCOME TAXES

At March 31, 2020, gross unrealized appreciation (depreciation) on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Event Driven Fund	Emerging Markets Opportunities Fund
Cost of investments	$105,078,483	$56,625,634	$24,000,011

Gross unrealized appreciation	$924,521	$4,888,781	$3,250,192
Gross unrealized depreciation	(17,985,697)	(13,647,714)	(2,552,693)
Net unrealized appreciation (depreciation) on investments	$(17,061,176)	$(8,758,933)	$697,499

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to the tax deferral of losses on wash sales and timing differences in recognizing certain gains and losses on security transactions.